Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Dante Investments LLC
   Address:  200 Park Avenue
             New York
             USA

           Form 13F File Number: 028-13849

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Riqueza Feaster Lamin
                        Title: U.S. Large Holdings Advisory
                        Phone: 1 212 412 6976

Signature, Place, and Date of Signing:

Riqueza Feaster Lamin, New York, NY, May 13, 2010


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC